Taxes (Details)	11 Months Ended
Dec. 31, 2021 USD ($)
Income Tax Disclosure [Abstract]
Net operating loss carryovers	$ 144,498
Change in the valuation allowance	$ 114,567
Statutory tax rate	21.00%